Average Annual Total Returns - FidelityInvestmentGradeBondFund-AMCIZPRO - FidelityInvestmentGradeBondFund-AMCIZPRO - Fidelity Investment Grade Bond Fund	Oct. 30, 2024
Fidelity Advisor Investment Grade Bond Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	1.92%
Past 5 years	0.82%
Past 10 years	1.54%
Fidelity Advisor Investment Grade Bond Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.55%
Past 5 years	(0.28%)
Past 10 years	0.49%
Fidelity Advisor Investment Grade Bond Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.10%
Past 5 years	0.19%
Past 10 years	0.73%
Fidelity Advisor Investment Grade Bond Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	4.35%
Past 5 years	0.87%
Past 10 years	1.33%
Fidelity Advisor Investment Grade Bond Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	1.92%
Past 5 years	0.83%
Past 10 years	1.53%
Fidelity Advisor Investment Grade Bond Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	6.43%
Past 5 years	1.92%
Past 10 years	2.22%
Fidelity Advisor Investment Grade Bond Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	6.72%
Past 5 years	2.08%
Since Inception	2.19%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%

[1]	A From October 2, 2018 .